Suppliers - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Suppliers
Suppliers

15       Suppliers

The balance of this account comprises the following amounts:

a.	Composition

	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658

(i) Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.

Vasta Platform (Successor)
Suppliers
Suppliers
14.	Suppliers
a.	Composition of bonds and financing

	As of December 31, 2019	As of December 31, 2018
Local suppliers	98,824	75,251
International suppliers	—	2,388
Related parties (note 19)	1,219	446
Copyright	28,685	22,387
Reverse Factoring (b)	94,930	113,002
Other	—	16,055
	223,658	229,529

b. Reverse Factoring

Some of the Business’ domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Business to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Business imputed interest over the payment term at a rate that commensurates with its own credit risk.